Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Deposits for leased equipment and factory	¥ 3,000		¥ 7,500
Deposits for utility			500
Prepayment for an intangible asset	333
Total other non-current assets	¥ 3,333	$ 507	¥ 8,000